UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 152.2%
Alabama - 3.2%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants	6.000%	10/1/42	$760,000	$875,558
Subordinated Lien Warrants	6.500%	10/1/53	1,300,000	1,536,314
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	300,000	360,534
Southeast Alabama Gas Supply District, Gas Supply Revenue	4.000%	6/1/24	2,000,000	2,126,220	(a)(b)

Total Alabama				4,898,626

Alaska - 1.5%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	2,150,000	2,292,050

Arizona - 1.7%
Navajo Nation, AZ, Revenue	5.500%	12/1/30	275,000	308,203	(c)
Salt Verde Financial Corp., AZ, Senior Gas Revenue	5.000%	12/1/32	2,000,000	2,351,280

Total Arizona				2,659,483

California - 21.0%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	562,810
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 1.100%)	2.590%	4/1/24	2,500,000	2,581,650	(a)(b)
California MFA Revenue:
Senior Lien, Linux Apartment Project	5.000%	12/31/43	500,000	559,200	(d)
Senior Lien, Linux Apartment Project	5.000%	12/31/47	250,000	278,723	(d)
California State PCFA, Water Furnishing Revenue:
	5.000%	11/21/45	1,000,000	1,054,280	(c)(d)
	5.000%	11/21/45	1,470,000	1,486,008	(c)
California State, GO, Various Purpose	5.000%	4/1/43	4,000,000	4,442,240	(e)
California Statewide CDA Revenue, Insured Health, Facility L.A. Jewish Home, CA, Mortgage Insurance, CMI	5.000%	11/15/28	1,500,000	1,503,675
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	1,000,000	1,150,630
Golden State Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded	5.000%	6/1/47	500,000	514,025
Tobacco Settlement Funded	5.000%	6/1/47	550,000	565,428
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II	5.000%	8/1/30	2,500,000	2,768,450

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/47	$1,000,000	$1,147,870
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,046,980
M-S-R Energy Authority, CA, Gas Revenue:
	7.000%	11/1/34	2,490,000	3,531,492
Natural Gas	6.500%	11/1/39	2,000,000	2,809,180
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	855,930
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1	5.500%	9/1/45	500,000	534,975
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	100,000	110,800
Senior Lien	5.750%	6/1/48	200,000	221,230
Tulare, CA, Sewer Revenue, AGM	5.000%	11/15/41	2,000,000	2,244,640
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,617,100	(f)

Total California				32,587,316

Colorado - 6.9%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	508,135
Colliers Hill Metropolitan District #2, GO	6.250%	12/1/37	750,000	759,915
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	216,166
Colorado State Health Facilities Authority Revenue, Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	3,653,230
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
	5.750%	11/15/18	85,000	85,633
	6.500%	11/15/38	4,000,000	5,505,960

Total Colorado				10,729,039

Connecticut - 0.7%
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	555,410
Connecticut State, GO	5.000%	10/15/34	270,000	298,174
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/39	250,000	266,483	(c)

Total Connecticut				1,120,067

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project	4.125%	7/1/27	$200,000	$202,994
KIPP DC Issue	5.000%	7/1/37	800,000	883,984

Total District of Columbia				1,086,978

Florida - 9.5%
Broward County, FL, Airport System Revenue	5.000%	10/1/47	350,000	391,363	(d)
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	100,000	102,536	(c)
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/42	250,000	283,108
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	160,000	166,312	(c)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	740,000	808,502
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	500,000	557,030	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	3,000,000	3,374,610
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	1,250,000	1,434,362
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,526,707
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	350,000	388,731
Miami-Dade County, FL, School District, GO	5.000%	3/15/30	1,000,000	1,172,480
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/47	250,000	271,070
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,114,180	(f)
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/42	1,000,000	1,115,290

Total Florida				14,706,281

Georgia - 1.3%
Main Street Natural Gas Inc., GA, Gas Project Revenue, (SIFMA Municipal Swap Index Yield + 0.570%)	2.060%	12/1/23	2,000,000	1,996,960	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 12.4%
Chicago, IL, Board of Education, GO	5.000%	12/1/44	$330,000	$338,821
Chicago, IL, GO:
	5.000%	1/1/25	1,000,000	1,086,730
	5.500%	1/1/34	950,000	1,024,451
	5.500%	1/1/37	60,000	64,322
	6.000%	1/1/38	500,000	566,755
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	1,000,000	1,096,870
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/35	2,200,000	2,390,806	(d)
General, Senior Lien	5.000%	1/1/41	250,000	275,383
Senior Lien	5.000%	1/1/47	500,000	553,720
Senior Lien	5.000%	1/1/52	500,000	551,820
Trips Obligated Group	5.000%	7/1/48	200,000	218,482	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	266,303
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/38	750,000	812,543
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	865,896
Second Lien	5.000%	11/1/39	500,000	535,465
Illinois State Toll Highway Authority Revenue	5.000%	12/1/31	1,500,000	1,701,105
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/37	100,000	109,973
Illinois State, GO:
	5.000%	11/1/26	550,000	587,136
	5.000%	2/1/29	440,000	465,656
	5.000%	10/1/29	1,300,000	1,384,656	(g)
	5.000%	1/1/33	500,000	521,435
	5.000%	11/1/33	650,000	680,531
	5.000%	12/1/42	600,000	624,738
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project	5.200%	6/15/50	970,000	988,381
McCormick Project, State Appropriations	5.250%	6/15/50	215,000	219,257
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, CAB	0.000%	12/15/52	900,000	166,716
University of Illinois, COP	5.000%	3/15/24	1,000,000	1,115,190

Total Illinois				19,213,141

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 2.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	$1,000,000	$1,003,630
Indianapolis, IN, Local Public Improvement Bond Bank Revenue	5.000%	6/1/27	2,000,000	2,147,440

Total Indiana				3,151,070

Louisiana - 1.9%
Port New Orleans, LA, Board of Commissioners Port Facilities Revenue, AGM	5.000%	4/1/43	500,000	563,580	(d)
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/34	2,080,000	2,351,669

Total Louisiana				2,915,249

Maryland - 0.7%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,069,430	(f)

Massachusetts - 2.0%
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	1,989,619
Partners Healthcare System	5.000%	7/1/47	500,000	554,520
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	216,256
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,100

Total Massachusetts				3,116,495

Michigan - 2.3%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	405,000	439,032
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	150,000	170,884
Senior Lien	5.000%	7/1/46	1,300,000	1,443,637
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	250,000	277,715
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	450,000	452,088	(c)
Michigan State Finance Authority Revenue:
Senior Lien, Detroit Water & Sewer	5.000%	7/1/33	370,000	405,313
Senior Lien, Detroit Water & Sewer	5.000%	7/1/44	380,000	408,234

Total Michigan				3,596,903

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.2%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	$300,000	$290,337	(c)

Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	550,000	656,188

New Jersey - 12.1%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/27	240,000	262,970
New Jersey State EDA Revenue:
	5.000%	6/15/29	500,000	529,750
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,173,580	(d)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,092,820	(d)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	528,230
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	3.090%	3/1/28	2,500,000	2,485,125	(b)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	175,000	189,030	(d)
New Jersey State EFA Revenue, Stevens Institute of Technology	5.000%	7/1/42	3,000,000	3,360,630
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/38	100,000	113,983
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	300,000	335,115
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, State Appropriations	5.000%	6/15/38	6,000,000	6,252,960
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	1,000,000	1,151,890
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	200,000	218,520

Total New Jersey				18,694,603

New York - 23.7%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	1,000,000	1,062,900	(f)
Hudson Yards Infrastructure Corp. Revenue, NY	5.000%	2/15/42	850,000	963,093
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	3,000,000	3,247,440
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	500,000	569,035
MTA, NY, Revenue:
	5.250%	11/15/40	1,000,000	1,077,700	(f)
Transportation	5.000%	11/15/25	1,000,000	1,100,520	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside	2.000%	1/1/49	$67,436	$11,464	*(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,114,955
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Non-State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	4,212,105
Non State Supported Debt, New School	5.000%	7/1/35	2,000,000	2,222,880
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	490,000	515,799	(c)
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,218,440
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,598,825
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	2,000,000	2,088,320	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	2,250,000	2,407,905	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	400,000	426,992	(d)
LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/31	1,100,000	1,237,676	(d)
New York State Urban Development Corp. Revenue	5.000%	3/15/26	430,000	431,144
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	4,750,000	5,028,350
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels	5.000%	11/15/42	250,000	287,090

Total New York				36,822,633

North Carolina - 4.1%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,466,350
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	113,682
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/47	750,000	814,597

Total North Carolina				6,394,629

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 2.9%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	$4,040,000	$4,568,755	(f)

Oklahoma - 1.4%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,121,800	(f)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	150,000	75,000	*(h)

Total Oklahoma				2,196,800

Oregon - 1.2%
Multnomah County, OR, School District #7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	1,000,000	622,180
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	600,000	664,812
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/46	475,000	506,336

Total Oregon				1,793,328

Pennsylvania - 7.5%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	85,000	87,152
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,596,676
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/33	250,000	282,915
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	750,000	826,688
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	250,000	265,550
Pennsylvania State Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	521,150
Philadelphia, PA, Airport Revenue	5.000%	6/15/35	2,000,000	2,204,880	(d)
Philadelphia, PA, School District, GO	5.000%	9/1/32	1,000,000	1,109,940
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	200,000	224,496
Philadelphia School District Project, AGM	5.000%	6/1/33	500,000	557,800

Total Pennsylvania				11,677,247

South Carolina - 0.4%
South Carolina Ports Authority Revenue	5.000%	7/1/36	500,000	566,750	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	$200,000	$222,966

Tennessee - 5.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,030,000	2,155,535
Tennessee Energy Acquisition Corp., Gas Revenue:
	5.000%	2/1/20	3,555,000	3,701,502
	5.000%	2/1/21	2,025,000	2,157,597
	4.000%	11/1/25	1,000,000	1,060,630	(a)(b)

Total Tennessee				9,075,264

Texas - 13.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF - GTD	5.000%	12/1/47	250,000	282,025
Arlington, TX, Special Tax Revenue, AGM	5.000%	2/15/48	350,000	396,420
Austin, TX, Water & Wastewater System Revenue:
	5.000%	11/15/26	2,500,000	2,598,900	(f)
	5.125%	11/15/28	230,000	239,437	(f)
	5.125%	11/15/28	1,980,000	2,061,239	(f)
Corpus Christi, TX, Utility System Revenue, Junior Lien	5.000%	7/15/31	2,905,000	3,285,845
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, 0.000% until 10/1/23; 5.500%	0.000%	10/1/36	2,000,000	1,894,560
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,125,000	3,384,281
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	1,000,000	1,088,200	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
	5.000%	11/1/33	40,000	44,948	(d)
	5.000%	11/1/36	40,000	44,614	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	857,272
North Texas Tollway Authority Revenue:
	5.000%	1/1/39	250,000	278,810
	5.000%	1/1/40	600,000	651,834
	5.000%	1/1/45	600,000	660,264
First Tier	5.000%	1/1/43	750,000	850,275

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	$170,000	$188,260
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	498,332	(d)
Texas State Water Development Board Revenue	5.000%	10/15/47	1,550,000	1,772,890
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	300,000	311,853	(c)
Inspired Living Lewsville Project	10.000%	12/1/51	50,000	52,353

Total Texas				21,442,612

U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/29	200,000	198,300
Matching Fund Loan	6.625%	10/1/29	200,000	200,500
Matching Fund Loan	6.750%	10/1/37	470,000	471,175
Matching Fund Loan	6.000%	10/1/39	420,000	420,000

Total U.S. Virgin Islands				1,289,975

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	274,157

Virginia - 0.6%
Virginia State Port Authority Port Facility Revenue:
	5.000%	7/1/41	300,000	333,147	(d)
	5.000%	7/1/45	500,000	551,630	(d)

Total Virginia				884,777

Washington - 3.8%
Port of Seattle, WA, Revenue	5.000%	8/1/25	2,395,000	2,639,889
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,094,200
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	100,000	108,512	(c)
Heron’s Key	6.750%	7/1/35	100,000	108,499	(c)

Total Washington				5,951,100

Wisconsin - 5.3%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	4,220,040	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	$400,000	$463,068	(c)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	285,000	311,252	(d)
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,272,404	(f)

Total Wisconsin				8,266,764

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $223,993,297)				236,207,973

SHORT-TERM INVESTMENTS - 1.5%
MUNICIPAL BONDS - 1.5%
New York - 0.2%
New York City, NY, HDC, MFH Revenue Sustainable Neighborhood, LIQ - Citibank N.A.	1.440%	5/1/20	200,000	200,000	(i)(j)
Triborough Bridge & Tunnel Authority, NY	1.400%	1/1/32	100,000	100,000	(i)(j)

Total New York				300,000

Texas - 1.3%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	1.420%	12/1/24	100,000	100,000	(i)(j)
The University of Texas System, Financing Systems, LIQ- University of Texas Investment Management Co.	1.390%	8/1/39	1,900,000	1,900,000	(b)(j)

Total Texas				2,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,300,000)				2,300,000

TOTAL INVESTMENTS - 153.7% (Cost - $226,293,297)				238,507,973

Auction Rate Cumulative Preferred Stock, at Liquidation Value - (11.8)%				(18,350,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (42.9)%				(66,500,000)
Other Assets in Excess of Liabilities - 1.0%				1,532,975

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$155,190,948

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The coupon payment on these securities is currently in default as of August 31, 2018.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	20	12/18	$3,176,790	$3,186,250	$(9,460)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$236,207,973	—	$236,207,973
Short-Term Investments†	—	2,300,000	—	2,300,000

Total Investments	—	$238,507,973	—	$238,507,973

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$9,460	—	—	$9,460

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018